23. EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	R$ (18,863,368)	R$ (15,827,089)	R$ (14,855,170)
Cost of sales and services	(16,105,657)	(13,596,141)	(12,640,042)
Selling expenses	(2,263,688)	(1,815,107)	(1,696,896)
General and administrative expenses	(494,023)	(415,841)	(518,232)
Raw materials and inputs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(6,759,275)	(5,404,801)	(4,518,718)
Labor cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(2,743,460)	(2,400,579)	(2,482,111)
Supplies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(1,782,576)	(1,451,437)	(1,384,437)
Maintenance cost (services and materials)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(1,326,894)	(1,145,974)	(1,203,294)
Outsourcing services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(2,368,387)	(2,062,352)	(2,228,786)
Freight
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(1,802,541)	(1,362,087)	0
Depreciation, amortization and depletion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(1,175,107)	(1,408,765)	(1,278,816)
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	R$ (905,128)	R$ (591,094)	R$ (495,274)